As filed with the Securities and Exchange Commission on August 7, 2000 Registration Nos.

333-93059
811-08946

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [_]
Pre-Effective Amendment No.                               [_]
Post-Effective Amendment No. 1                            [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [_]
Amendment No. 25                                                 [X]
                    (Check appropriate box or boxes)

                              SEPARATE ACCOUNT A
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                       Newport Beach, California  92660
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                               (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                       Newport Beach, California  92660
                    (Name and address of agent for service)

                       Copies of all communications to:

           Diane N. Ledger                          Jane A. Kanter, Esq.
   Pacific Life Insurance Company                  Dechert Price & Rhoads
           P. O. Box 9000                           1775 Eye Street, N.W.
    Newport Beach, CA 92658-9030                Washington, D.C. 20006-2401


Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

[X]  immediately upon filing pursuant to paragraph (b) of Rule 485
[_]  on ____________ pursuant to paragraph (b) of Rule 485
[_]  60 days after filing pursuant to paragraph (a) (1) of Rule 485
[_]  on ____________ pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Innovations individual flexible premium deferred variable annuity contracts.

Filing Fee: None

                                  PROSPECTUS

(Included in Registrant's Form 497, File No. 333-93059, Accession No. 0000912057-00-022008, filed on May 5, 2000, and incorporated by reference herein.)

                      STATEMENT OF ADDITIONAL INFORMATION

(Included in Registrant's Form 497, File No. 333-93059, Accession No. 0000912057-00-022008, filed on May 5, 2000, and incorporated by reference herein.)

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+A registration statement for Pacific Select Fund relating to shares of the + +Focused 30 and Strategic Value Portfolios has been filed with the Securities + +and Exchange Commission, but has not yet become effective. The information in +
+the Prospectus is not complete and may be changed. Interests in the new       +
+Investment Options and shares of the Focused 30 and Strategic Value           +
+Portfolios may not be sold until the Fund's registration statement is         +
+effective. This supplement and Preliminary Prospectus are not an offer to + +sell interests in the Investment Options or shares of the Focused 30 and + +Strategic Value Portfolios and do not solicit an offer to buy interests or +
+shares in any state where the offer or sale is not permitted.                 +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

                 Supplement to Prospectus Dated May 1, 2000 for
                Pacific Innovations, a variable annuity contract
                    issued by Pacific Life Insurance Company

                       Date of Supplement: August 7, 2000

This supplement changes the Prospectus to reflect the following:

                      ---------------------------------------------------------
Two new Variable       The new Investment Options will invest in two new
Investment Options     Portfolios of the Pacific Select Fund called the
will be available      Focused 30 and Strategic Value Portfolios. Below is
October 2, 2000        information summarizing the new Portfolios.

 . Focused 30           Pacific Life Insurance Company, the adviser, and the
 . Strategic Value      Fund have retained Janus Capital Corporation as
                       Portfolio manager.

                       --------------------------------------------------------------------------
                                                                         Primary Investments
                       Portfolio                 Objective           (under normal circumstances)
                       --------------------------------------------------------------------------
                       Focused 30       Long-term growth of capital.   Common stocks selected
                                                                       for their growth
                                                                       potential.
                       Strategic Value  Long-term growth of capital.   Common stocks with the
                                                                       potential for long-term
                                                                       growth of capital.
                       --------------------------------------------------------------------------

                       This chart is only a summary. For more complete information on the Portfolios, including a discussion of each Portfolio's investment techniques and the risks associated with its investments, see the accompanying Fund Preliminary Prospectus. You should read the Prospectus carefully.

                      ---------------------------------------------------------
An Overview of         The following is added to the chart under Fees and
Pacific                Expenses Paid by the Pacific Select Fund:
Innovations is
amended

                       --------------------------------------------------------------------------
                       Portfolio         Advisory fee Other expenses 12b-1 fees+ Total expenses+
                       --------------------------------------------------------------------------
                                               As an annual % of average daily net assets
                       Focused 30*           0.95          0.08           --          1.03
                       Strategic Value*      0.95          0.08           --          1.03

                       * Other expenses are estimated. There were no actual
                         advisory fees or other expenses for these Portfolios in 1999 because the Portfolios will start on October 2, 2000. See page 7 of the Preliminary Prospectus for information about expense caps through December 31, 2001 for these Portfolios.

                       + The Fund has adopted a brokerage enhancement 12b-1
                         plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a Fund expense, it would represent approximately .0023% or less of any Portfolio's average daily net assets.

                      ---------------------------------------------------------
                       The following is added to Examples:

                       The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract, surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Contract Value starts at $65,000

                       . the Investment Options have an annual return of 5%

                       . the Annual Fee is deducted even when the Contract
                         Value goes over $50,000 and a waiver would normally apply.

                       without Rider reflects the expenses you would pay if you did not buy the optional Stepped-Up Death Benefit Rider (SDBR) or Premier Death Benefit Rider (PDBR).

                       with SDBR reflects the expenses you would pay if you bought the optional Stepped-Up Death Benefit Rider.

                       with PDBR reflects expenses you would pay if you bought the optional Premier Death Benefit Rider.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                       --------------------------------------------------------------------------------
                                                                               Expenses if you did
                                                                               not annuitize or
                                     Expenses if you      Expenses if you      surrender, but left
                                     annuitized           surrendered          the money in your
                                     your Contract ($)    your Contract ($)    Contract ($)
                       --------------------------------------------------------------------------------
                       Variable Account  1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                       --------------------------------------------------------------------------------
                       Focused 30
                       without Rider     106  77   132  280   106  149  132  280   25   77   132  280
                       with SDBR         108  83   142  300   108  155  142  300   27   83   142  300
                       with PDBR         110  87   149  314   110  159  149  314   29   87   149  314
                       --------------------------------------------------------------------------------
                       Strategic Value
                       without Rider     106  77   132  280   106  149  132  280   25   77   132  280
                       with SDBR         108  83   142  300   108  155  142  300   27   83   142  300
                       with PDBR         110  87   149  314   110  159  149  314   29   87   149  314
                       --------------------------------------------------------------------------------

                      ---------------------------------------------------------
Choosing Your          This information is added to the discussion in the
Investment Options     Prospectus on Choosing Your Investment Options.
is amended
                       You may instruct us to allocate all or part of your Purchase Payments to the Focused 30 and Strategic Value
                       Investment Options on or after October 2, 2000. You may not allocate your Purchase Payments to these Investment
                       Options prior to October 2, 2000, when the Options first become available.

                      ---------------------------------------------------------
Transfers is           This information is added to the discussion in the
amended                Prospectus on Transfers.

                       You may instruct us to transfer Accumulated Value to a Variable Investment Option and specify a future date on which the Accumulated Value is to be transferred. This instruction may cover any Variable Investment Option currently available under your contract and the Focused 30 and Strategic Value Investment Options. For the Focused 30 and Strategic Value Investment Options, you may not specify a date prior to October 2, 2000, when the Options first become available. If you specify October 2, 2000 for the Focused 30 and Strategic Value Investment Options, and we receive the instructions prior to that date, the requested amount will be transferred effective as of the close of business on October 2, 2000. You may revoke your transfer instructions at any time before we transfer Accumulated Value by providing us with a revocation in proper form, which we must receive not later than 4:00 p.m. Eastern time on the last Business Day before the date you have specified for a transfer. While highly remote, there is a possibility that the Focused 30 and Strategic Value Investment Options will not become effective on October 2, 2000, in which case we would not effect the transfer to these Options, and your Accumulated Value would remain in the Investment Option from which you requested it be transferred until the day the Focused 30 and Strategic Value Portfolios become effective, if ever, unless you instruct us otherwise.

                      ---------------------------------------------------------
Choosing Your          This information is added to the discussion in the
Annuity Option         Prospectus on Choosing Your Annuity Option.
is amended
                       If you annuitize and select the variable annuity payment option, the Focused 30 and Strategic Value
                       Variable Investment Options will be available effective
                       October 2, 2000, unless the Focused 30 and Strategic
                       Value Portfolios do not become effective on that date.

                                    PART II

Part C:  OTHER INFORMATION

     Item 24.  Financial Statements and Exhibits
               ---------------------------------

               (a)  Financial Statements

                    Part A:  None

                    Part B:

                           (1) Registrant's Financial Statements

                               Audited Financial Statements dated as of December 31, 1999 which are incorporated by reference from the 1999 Annual Report include the following for Separate Account A:

                                 Statements of Assets and Liabilities
                                 Statements of Operations
                                 Statements of Changes in Net Assets
                                 Notes to Financial Statements

                           (2) Depositor's Financial Statements

                               Audited Consolidated Financial Statements dated as of December 31, 1999 and 1998, and for the three year period ended December 31, 1999, included in Part B include the following for Pacific Life:

                                 Independent Auditors' Report
                                 Consolidated Statements of Financial Condition Consolidated Statements of Operations Consolidated Statements of Stockholder's Equity Consolidated Statements of Cash Flows
                                 Notes to Consolidated Financial Statements

                    (b)  Exhibits

                    1.   (a)  Resolution of the Board of Directors of the
                              Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A./1/

                         (b) Memorandum Establishing Two New Variable Accounts--Aggressive Equity and Emerging Markets Portfolios./1/

                         (c) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws./3/

                    2.   Not applicable

                    3.   (a)  Distribution Agreement between Pacific Mutual Life
                              and Pacific Mutual Distributors, Inc. ("PMD") (formerly Pacific Equities Network) /1/

                         (b) Form of Selling Agreement between Pacific Mutual Life, PMD and Various Broker-Dealers /1/

                    4.   (a)  Form of Individual Flexible Premium Deferred
                              Variable Annuity Contract (Form 10-12600) /1/

                         (b)  Qualified Pension Plan Rider (Form R90-PEN-V)
                              /1/

                         (c) 403(b) Tax-Sheltered Annuity Rider (Form R-403B-9553) /1/

                         (d)  Section 457 Plan Rider (Form 24-123799) /1/

                         (e)  IRA Rider (Form R-IRA 198) /1/

                         (f)  Roth IRA Rider (Form R-RIRA 198) /1/

                         (g)  Simple IRA Rider (Form R-SIRA 198) /1/

                         (h)  Stepped-Up Death Benefit Rider
                              (Form 20-12601) /1/

                         (i)  Premier Death Benefit Rider
                              (Form 20-12602) /1/

                    5.   (a)  Application Form for Individual Flexible Premium
                              Deferred Variable Annuity Contract (Form 25-12600) /1/

                         (b)  Variable Annuity PAC APP /1/

                         (c)  Application/Confirmation Form/2/

                    6.   (a)  Pacific Life's Articles of Incorporation /1/

                         (b)  By-laws of Pacific Life /1/

                    7.   Not applicable

                    8.   Fund Participation Agreement/2/

                    9. Opinion and Consent of legal officer of Pacific Life as to the legality of Contracts being registered. /1/

                    10.  Independent Auditors' Consent/3/

                    11.  Not applicable

                    12.  Not applicable

                    13.  Performance Calculations/2/

                    14.  Not applicable

                    15.  Powers of Attorney/2/

                    16.  Not applicable

/1/ Included in Registrant's Form N-4, File No. 333-93059, Accession No. 0000912057-99-009849 filed on December 17, 1999 and incorporated by reference herein.

/2/ Included in Registrant's Form N-4, File No. 333-93059, Accession No. 0000912057-00-015739 filed on March 31, 2000 and incorporated by reference herein.

/3/ Included in Registrant's Form N-4/A, File No. 333-93059, Accession No. 0000912057-00-018010 filed on April 14, 2000 and incorporated by reference herein.

Item 25.  Directors and Officers of Pacific Life

                                  Positions and Offices
Name and Address                  with Pacific Life

Thomas C. Sutton                  Director, Chairman of the Board, and
                                  Chief Executive Officer

Glenn S. Schafer                  Director and President

Khanh T. Tran                     Director, Senior Vice President and
                                  Chief Financial Officer

David R. Carmichael               Director, Senior Vice President and
                                  General Counsel

Audrey L. Milfs                   Director, Vice President and Corporate
                                  Secretary

Edward R. Byrd                    Vice President and Controller

Brian D. Klemens                  Vice President and Treasurer

Gerald W. Robinson                Executive Vice President

______________________________

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

          The following is an explanation of the organization chart of Pacific Life's subsidiaries:

                  PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                                   LEGAL STRUCTURE

          Pacific Life is a California Stock Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company, formerly known as PM Group Life Insurance Company (an Arizona Corporation), Pacific Select Distributors, Inc. (formerly known as Pacific Mutual Distributors, Inc.), and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 40% ownership of American Maturity Life Insurance Company (a Connecticut Corporation), a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company and a 95% ownership of Grayhawk Golf Holdings, LLC). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC are PMRealty Advisors Inc., Pacific Financial Products Inc. (a Delaware Corporation), PPA LLC (a Delaware Limited Liability Company), CCM LLC (a Delaware Limited Liability Company), NFJ LLC (a Delaware Limited Liability Company), and PIMCO Holding LLC (a Delaware Limited Liability Company). Pacific Asset Management LLC has a 32% beneficial economic interest in PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc. include: Associated Financial Group, Inc.; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27.  Number of Contractholders

          Approximately 505 Qualified
                        504 Non Qualified


Item 28.  Indemnification

     (a) The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) provides substantially as follows:

         Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

         PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

     (b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. ("PSD" formerly known asPacific Mutual Distributors, Inc.) and Various Broker-Dealers provides substantially as follows:

         Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

         Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29.  Principal Underwriters

          (a) PSD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account B and Pacific Select Fund.

          (b) For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

          (c) PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30.  Location of Accounts and Records

               The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.  Management Services

          Not applicable

Item 32.  Undertakings

          The registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

          (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

     (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 7th day of August, 2000.

                                      SEPARATE ACCOUNT A
                                           (Registrant)
                                      By: PACIFIC LIFE INSURANCE COMPANY

                                      By:  ____________________________________
                                           Thomas C. Sutton*
                                           Chairman and Chief Executive Officer

                                      By: PACIFIC LIFE INSURANCE COMPANY
                                           (Depositor)

                                      By:  ____________________________________
                                           Thomas C. Sutton*
                                           Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


        Signature            Title                             Date

_________________________    Director, Chairman of the Board   August 7, 2000
Thomas C. Sutton*            and Chief Executive Officer

_________________________    Director and President            August 7, 2000
Glenn S. Schafer*

_________________________    Director, Senior Vice President   August 7, 2000
Khanh T. Tran*               and Chief Financial Officer

_________________________    Director, Senior Vice President   August 7, 2000
David R. Carmichael*         and General Counsel

_________________________    Director, Vice President and      August 7, 2000
Audrey L. Milfs*             Corporate Secretary

_________________________    Vice President and Controller     August 7, 2000
Edward R. Byrd*

_________________________    Vice President and Treasurer      August 7, 2000
Brian D. Klemens*

_________________________    Executive Vice President          August 7, 2000
Gerald W. Robinson*

*By: __________________________                                August 7, 2000
     David R. Carmichael
     as attorney-in-fact

(Powers of Attorney are contained in Pre-Effective Amendment No. 1, to the Registration Statement filed on March 31, 2000 on Form N-4/A for Separate Account A, File No. 333-93059, Accession No. 0000912059-00-015739, as
Exhibit 15.)